ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
Accounts Payable and Accrued Liabilities, Current [Abstract]
Trade Payables	$ 552,277	$ 334,132	$ 53,290
Credit Card Payable	481	56,501	1,985
Payroll Liabilities	21,933	25,636	0
Other Payable	5,480	5,480	0
Total accounts payable and accrued liabilities	$ 580,171	$ 421,749	$ 55,275